Other Long-term Liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities
Other Long-term Liabilities

Other Long-term Liabilities
($ millions)	December 31, 2018	December 31, 2017
Employee future benefits (note 22)	205	248
Finance lease obligations	467	498
Stock-based compensation	42	32
Deferred revenue	205	284
Leasehold incentives	96	101
Other	92	74
End of year	1,107	1,237

Finance lease obligations
The future minimum lease payments under existing finance leases are payable as follows:

	Within 1 year		After 1 year but no more than 5 years		More than 5 years		Total
($ millions)	2018	2017	2018	2017	2018	2017	2018	2017
Future minimum lease payments	69	69	242	258	1,014	993	1,325	1,320
Interest	48	48	175	174	613	594	836	816
Present value of minimum lease payments	66	66	180	194	243	244	489	504

Deferred revenue
Deferred revenue relates to take-or-pay commitments, with respect to natural gas production volumes from the Liwan 3-1 field in Asia Pacific, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.

($ millions)	December 31, 2018	December 31, 2017
Beginning of year	284	321
Take-or-pay payments received	—	12
Revenue recognized	(100)	(28)
Exchange adjustment	21	(21)
End of year	205	284